Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 1,171,490	¥ 1,213,841
Nonaccrual loans not requiring an allowance for credit losses	236,709	246,007
Loans held for sale placed on nonaccrual status	14,832	8,562
Loans held for sale placed on nonaccrual status, not requiring allowance	14,832	8,562
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	55,035
Nonaccrual loans not requiring an allowance for credit losses	30,864
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	541,779	565,671
Nonaccrual loans not requiring an allowance for credit losses	110,425	111,141
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	246,097	258,391
Nonaccrual loans not requiring an allowance for credit losses	88,415	96,833
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	61,314	67,968
Nonaccrual loans not requiring an allowance for credit losses	5,144	4,720
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	61,723	60,200
Nonaccrual loans not requiring an allowance for credit losses	0	0
MUAH
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	75,344	73,706
Nonaccrual loans not requiring an allowance for credit losses	30,864	30,242
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	157,215	161,338
Nonaccrual loans not requiring an allowance for credit losses	1,861	3,042
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	28,018	26,567
Nonaccrual loans not requiring an allowance for credit losses	¥ 0	¥ 29